Equity transactions (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Jun. 18, 2020	Apr. 17, 2020	Jan. 06, 2020	Sep. 20, 2018	Jun. 08, 2018	Apr. 10, 2018	Apr. 05, 2017	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 27, 2018	Jun. 26, 2018	Jun. 25, 2018	Jan. 19, 2016	Jan. 18, 2016	Jan. 29, 2008
Class of Stock [Line Items]
Preferred Stock, Shares Authorized									1,000,000	1,000,000		10,000,000		1,000,000			1,000,000
Preferred Stock, Shares Issued									0	0
Preferred Stock, Shares Outstanding									0	0
Ordinary shares issued to employees, directors and consultants			80,000			180,000
Aggregate proceeds									$ 3,600	$ 0	$ 49,991
Number of Warrants, Exercised								174,903	(298,914)
Common Stock, Par or Stated Value Per Share									$ 0.004	$ 0.004		$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.001
Allocated Share-based Compensation Expense						$ 194
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.00			$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value									$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms										1 year 3 months 4 days	2 years 3 months 4 days
Stock Purchase Agreement
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		4,500,000
Aggregate proceeds		$ 3,600
Share Price		$ 0.80
Common Stock, Par or Stated Value Per Share		$ 0.004
Rights Offering [Member]
Class of Stock [Line Items]
Aggregate proceeds				$ 50,160
Sale of Stock, Number of Shares Issued in Transaction				50,663,270
Sale of Stock, Price Per Share				$ 0.99
Common Stock Offering Expense				$ 166
Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					1,000,000
Chief Technology Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					500,000
Chief Executive Officer and Chief Technology Officer [Member]
Class of Stock [Line Items]
Allocated Share-based Compensation Expense									$ 600	$ 600	$ 340
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4,500,000						434,783
Aggregate proceeds	$ 3,600
Warrant Purchase on Issue of Ordinary Shares							326,087
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.75
Securities Purchase Agreement, Warrants Issued percentage							75.00%